UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                               Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):              [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bessemer Trust Company of California, N. A.

Address: 101 California Street, Suite 2500 San Francisco,  California 94111-5894

Form 13F File Number:   28-11457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. Murtagh

Title:            Principal & Controller

Phone:            212-708-9182

Signature, Place, and Date of Signing:

/s/ Richard T. Murtagh           New York, NY                   August 12, 2008
-----------------------
Richard T. Murtagh               [City, State]                  [Date]

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number                          Name

      28-7806                                 The Bessemer Group, Incorporated